NET LOSS PER SHARE - Basic and Diluted Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (31,298)	$ (28,201)	$ (24,393)	$ (19,465)	$ (11,529)	$ (18,381)	$ (83,892)	$ (49,375)	$ (97,023)	$ (9,334)
Loss on repurchase of convertible preferred stock									(11,053)	0
Net loss attributable to common stockholders									(108,076)	(9,334)
Net loss attributable to common stockholders									$ (108,076)	$ (9,334)
Weighted-average common shares outstanding, diluted (in shares)							11,481,620	15,008,629	14,761,577,000	14,760,682,000
Weighted-average common shares outstanding, basic (in shares)							11,481,620	15,008,629	14,761,577,000	14,760,682,000
Net loss per share attributable to common stockholders, diluted (in dollars per share)							$ (7.31)	$ (3.29)	$ (7.32)	$ (0.63)
Net loss per share attributable to common stockholders, basic (in dollars per share)							$ (7.31)	$ (3.29)	$ (7.32)	$ (0.63)